Financial Assets and Liabilities - Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	104.48%
Senior notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	101.46%	96.86%
Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	107.90%	104.27%
Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	105.18%	98.55%
Senior notes due 2025[member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	107.27%	94.94%
Senior notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	109.18%	101.15%
Perpetual notes [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	104.06%	101.21%